Share-based compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share based compensation weighted average fair value of the options granted	$ 2.95	$ 1.57
Renalytix AI plc Share Option Plan [Member]
Common stock reserved for future issuance	2,352,755
Share based Compensation options vested	80,724
Share based Compensation options granted	145,000
Share based Compensation options granted percentage	25.00%
Share based Payment terms of award description	The options granted as of June 30, 2020 vest equally over twelve quarters following the grant date, with the exception of 80,724 options which vested immediately when granted and 145,000 options which vest 25% on the one year anniversary and equally over twelve quarters following the one year anniversary.
Share based compensation weighted average fair value of the options granted	$ 2.09	$ 0.97
Unrecognized compensation expense related to stock options	$ 2.1
Unrecognized compensation expense related to stock options weighted average period	1 year 6 months 3 days
Share based compensation weighted aggregate intrinsic value of the options outstanding	$ 10.2
Share based compensation weighted aggregate intrinsic value of the options exercisable	$ 4.8